Accounts receivable net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Accounts receivable, gross	$ 141,861	$ 483,851
Less: bad debt provision		43,068
Accounts receivable, net	$ 141,861	$ 440,783